Stock Options and Warrants (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options and Warrants [Abstract]
Options Balance, December 31, 2015	308,464	267,257
Options , Forfeited during 2016	(40,914)	(21,033)
Options, Granted during 2016	6,000	62,240
Options Balance, September 30, 2016	273,550	308,464	267,257
Options Exercisable on September 30, 2016	192,394	151,576
Weighted- Average Excerise Price, Balance, December 31, 2015	$ 13.61	$ 15.00
Weighted- Average Excerise Price, Forfeited during 2016	11.69	17.00
Weighted- Average Excerise Price, Granted during 2016	4.31	8.30
Weighted- Average Excerise Price, Balance, September 30, 2016	13.70	13.61	$ 15.00
Weighted- Average Excerise Price, Exercisable on September 30, 2016	$ 15.00	$ 15.38
Weighted- Average Remaining Contractual Life, Balance, December 31, 2015	6 years 26 days	6 years 26 days	6 years 26 days
Weighted- Average Remaining Contractual Life, Granted during 2016	9 years 9 months
Weighted- Average Remaining Contractual Life, Balance,September 30, 2016	5 years 3 months 7 days	6 years 26 days	6 years 26 days
Weighted- Average Remaining Contractual Life, Exercisable on September 30, 2016	5 years 2 months 9 days	5 years 4 months 17 days
Aggregate Intrinsic Value Balance, December 31, 2015		$ 47,000
Aggregate Intrinsic Value Forfeited during 2016
Aggregate Intrinsic Value, Granted during 2016
Aggregate Intrinsic Value Balance, September 30, 2016			$ 47,000
Aggregate Intrinsic Value, Exercisable on September 30, 2016